Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Insurance Portfolio
November 30, 2022
PRC-NPRT3-0123
1.810674.118
Common Stocks - 98.7%
	Shares	Value ($)
Capital Markets - 2.3%
Asset Management & Custody Banks - 2.2%
Ares Management Corp.	92,914	7,283,528
BlackRock, Inc. Class A	1,500	1,074,000
		8,357,528
Financial Exchanges & Data - 0.1%
Moody's Corp.	1,300	387,751
TOTAL CAPITAL MARKETS		8,745,279
Consumer Finance - 0.2%
Consumer Finance - 0.2%
OneMain Holdings, Inc.	23,100	909,216
Diversified Financial Services - 5.0%
Multi-Sector Holdings - 2.8%
Berkshire Hathaway, Inc. Class B (a)	33,400	10,641,240
Other Diversified Financial Services - 2.2%
Apollo Global Management, Inc.	119,137	8,266,916
Jackson Financial, Inc.	895	33,428
		8,300,344
TOTAL DIVERSIFIED FINANCIAL SERVICES		18,941,584
Insurance - 91.2%
Insurance Brokers - 26.0%
Aon PLC	55,400	17,078,712
Arthur J. Gallagher & Co.	115,900	23,076,849
Brown & Brown, Inc.	168,200	10,023,038
Marsh & McLennan Companies, Inc.	238,500	41,303,431
Willis Towers Watson PLC	30,928	7,613,236
		99,095,266
Life & Health Insurance - 15.2%
AFLAC, Inc.	66,400	4,776,152
CNO Financial Group, Inc.	219,600	5,156,208
Globe Life, Inc.	52,000	6,237,920
MetLife, Inc.	237,018	18,179,281
Primerica, Inc.	24,400	3,636,332
Principal Financial Group, Inc.	111,100	9,963,448
Prudential Financial, Inc.	87,889	9,494,649
Prudential PLC	39,900	474,610
		57,918,600
Multi-Line Insurance - 14.2%
American International Group, Inc.	479,050	30,232,846
Assurant, Inc.	32,100	4,115,862
China Pacific Insurance (Group) Co. Ltd. (H Shares)	210,600	479,645
Hartford Financial Services Group, Inc.	232,100	17,725,477
Zurich Insurance Group Ltd.	3,646	1,751,673
		54,305,503
Property & Casualty Insurance - 32.5%
Allstate Corp.	115,100	15,411,890
American Financial Group, Inc.	200	28,444
Arch Capital Group Ltd. (a)	184,100	11,029,431
Assured Guaranty Ltd.	45,800	3,048,906
Chubb Ltd.	113,505	24,924,563
Cincinnati Financial Corp.	19,300	2,141,528
Fidelity National Financial, Inc.	67,700	2,732,372
First American Financial Corp.	69,400	3,792,710
Loews Corp.	106,700	6,204,605
Markel Corp. (a)	2,720	3,603,565
Mercury General Corp.	200	7,256
Progressive Corp.	162,700	21,500,805
The Travelers Companies, Inc.	154,305	29,288,632
		123,714,707
Reinsurance - 3.3%
Everest Re Group Ltd.	3,700	1,250,378
Maiden Holdings Ltd. (a)(b)	400	836
Reinsurance Group of America, Inc.	78,000	11,263,200
		12,514,414
TOTAL INSURANCE		347,548,490
TOTAL COMMON STOCKS (Cost $228,646,152)		376,144,569

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	4,934,814	4,935,801
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	675	675
TOTAL MONEY MARKET FUNDS (Cost $4,936,476)		4,936,476

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $233,582,628)	381,081,045
NET OTHER ASSETS (LIABILITIES) - 0.0%	86,393
NET ASSETS - 100.0%	381,167,438

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,824,492	123,619,779	120,508,470	42,934	-	-	4,935,801	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	550	11,923,184	11,923,059	456	-	-	675	0.0%
Total	1,825,042	135,542,963	132,431,529	43,390	-	-	4,936,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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